COMMERCIAL PROPERTY REVENUE - Components of Commercial Property Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Base rent	$ 3,136	$ 4,074	$ 3,999
Straight-line rent	(28)	(31)	16
Lease termination	56	31	34
Other lease income	580	711	728
Other revenue from tenants	959	1,176	1,152
Total commercial property revenue	$ 4,703	$ 5,961	$ 5,929